Share-Based Compensation (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation [Line Items]
Allocated Share-based Compensation Expense	¥ 196,547	¥ 108,440	¥ 75,183
Unrecognized compensation costs	¥ 178,777
2015 Plan [Member]
Share-Based Compensation [Line Items]
Unrecognized compensation expense, recognition period	2 years 7 months 13 days
Restricted Stock Units (RSUs) [Member] | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Granted	3,507,087
Restricted Stock Units (RSUs) [Member] | Minimum | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Vesting period	1 year
Restricted Stock Units (RSUs) [Member] | Maximum | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Vesting period	4 years
Management and employees | Restricted Stock Units (RSUs) [Member] | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Granted	3,507,087